LEASE (Details Narrative)		1 Months Ended	12 Months Ended
	Mar. 04, 2021 USD ($) m²	Mar. 31, 2022 USD ($) m²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lease expense related to non-cancelable operating leases			$ 235,859	$ 103,542
Borrowing rate			4.75%
Minimum [Member]
Operating lease term			1 year
Maximum [Member]
Operating lease term			5 years
Qilun Culture (Shenzhen) [Member]
Leased office space | m²	232.26	250
Operating lease payments	$ 115,927	$ 4,756
Operating lease term	2 years
Operating lease term		2 years